Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Share Based Compensation Tables Abstract
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions Table Text Block
	December 31,
	2010	2009	2008
Expected volatility	38%	66%	37%
Expected annual dividend yield	0%	0%	0%
Expected option term (years)	6	6	6
Risk-free interest rate	2.86%	2.01%	3.04%

Schedule Of Share Based Compensation Summary Of Financial Statement Components Stock Options Text Block
	December 31,
	2010	2009	2008

	(in millions)
Pre-tax compensation expense	$9	$10	$12
Tax benefit	(2)	(3)	(3)
Stock options expense, net of tax	$7	$7	$9
Total intrinsic value of options exercised	$2	$3	$9
Total fair value of options vested	11	13	13
Cash received from the exercise of stock options	2	6	17
Windfall tax benefits realized from the exercised stock options	-	-	1

Schedule Of Share Based Compensation Stock Options Activity Table Text Block
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2009	22,372	$17.59
Exercised	(338)	6.09
Forfeited and expired	(2,380)	30.89
Granted	828	12.17
Outstanding at December 31, 2010	20,482	$16.04	3.1	$25
Vested and expected to vest at December 31, 2010	20,150	$16.10	2.6	$24
Eligible for exercise at December 31, 2010	18,079	$16.68	2.4	$20

Schedule Of Share Based Compensation Summary Of Financial Statement Components Restricted Stock Units Without Market Conditions Text Block
	December 31,
	2010	2009	2008

	(in millions)
RSU expense before income tax	$11	$11	$10
Tax benefit	(2)	(3)	(2)
RSU expense, net of tax	$9	$8	$8
Total value of RSUs converted(1)	$5	$7	$-
Total fair value of RSUs vested	$12	$12	$10

Schedule Of Share Based Compensation Restricted Stock Units Without Market Conditions Activity Table Text Block
	RSUs	Weighted Average Grant Date Fair Values	Weighted Average Remaining Vesting Term
Nonvested at December 31, 2009	2,471	$10.73
Vested	(929)	12.56
Forfeited and expired	(455)	12.20
Granted	1,080	12.18
Nonvested at December 31, 2010	2,167	$10.20	1.5
Vested at December 31, 2010	2,226	$16.48
Vested and expected to vest at December 31, 2010	3,999	$13.67

Schedule Of Share Based Compensation Restricted Stock Units Without Market Condition Vested And Converted Table Text Block
	December 31,
	2010	2009	2008

RSUs vested during the year	929	619	597
RSUs converted during the year(1)	386	772	59

Schedule Of Share Based Compensation Summary Of Financial Statement Components Restricted Stock Units With Market Conditions Text Block
	December 31,
	2010	2009	2008

	(in millions)
RSU expense before income tax	$4	$4	$4
Tax benefit	(1)	(1)	(1)
RSU expense, net of tax	$3	$3	$3
Total value of RSUs converted(1)	$3	$4	$-
Total fair value of RSUs vested(2)	$-	$-	$5

Schedule Of Share Based Compensation Restricted Stock Units With Market Conditions Activity Table Text Block
	RSUs	Weighted Average Grant Date Fair Values	Weighted Average Remaining Vesting Term
Nonvested at December 31, 2009	1,136	$10.80
Vested	-	-
Forfeited and expired	(223)	17.78
Granted	370	11.57
Nonvested at December 31, 2010	1,283	$9.80	1.3
Vested at December 31, 2010	-	$-
Vested and expected to vest at December 31, 2010	1,125	$9.76

Schedule Of Share Based Compensation Restricted Stock Units With Market Condition Vested And Converted Table Text Block
	December 31,
	2010	2009	2008

RSUs vested during the year	-	-	352
RSUs converted during the year(1)	245	410	-